Related-Party Transactions - Additional Information (Detail) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	Feb. 29, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2017
Related Party Transaction [Line Items]
Revenues recognized from related party			$ (72,407,000)		$ (101,080,000)	$ (80,214,000)
Payment to acquire interest in joint venture			2,940,000
Short-term and long-term deferred revenue			61,804,000		$ 77,386,000	$ 93,299,000		$ 106,184,000
Payment to executive officers for stock tax loans			16,441,000
Secured Promissory Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate					1.60%
Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of new stock issued	1,342,750	170,000			628,719	4,411,048
Proceeds from stock issuance	$ 134,275,000	$ 12,750,000			$ 47,154,000	$ 286,718,000
Teva Pharmaceuticals Industries Ltd [Member]
Related Party Transaction [Line Items]
Total deferred revenue			0		0	0
Due from related parties			0		0	0
Revenues recognized from related party					33,000	14,561,000
Teva Pharmaceuticals Industries Ltd [Member] | Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of new stock issued							1,212,122
Proceeds from stock issuance							$ 60,000,000
Philips Holding USA Inc [Member]
Related Party Transaction [Line Items]
Total deferred revenue			1,195,000		2,549,000	3,692,000
Due from related parties			0		0	0
Revenues recognized from related party			1,126,000	$ 372,000	1,021,000	719,000
Philips Holding USA Inc [Member] | Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of new stock issued							923,076
Anthem Inc [Member]
Related Party Transaction [Line Items]
Total deferred revenue			4,671,000		11,561,000	16,852,000
Due from related parties			1,178,000		2,499,000	910,000
Revenues recognized from related party			40,677,000	23,120,000	34,095,000	24,381,000
Anthem Inc [Member] | Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of new stock issued							708,890
Proceeds from stock issuance							$ 31,900
Cleveland Clinic [Member]
Related Party Transaction [Line Items]
Total deferred revenue			457,000		180,000	478,000
Due from related parties			205,000		0	0
Revenues recognized from related party			1,004,000	$ 889,000	1,262,000	$ 1,473,000
CCAW JV LLC [Member]
Related Party Transaction [Line Items]
Due from related parties			0
Revenues recognized from related party			$ 1,190,000
Equity Method Investment, Ownership Percentage			50.00%
Payment to acquire interest in joint venture			$ 2,940,000
Short-term and long-term deferred revenue			$ 277,000
CFO and Other Executive Officers [Member]
Related Party Transaction [Line Items]
Promissory notes with chief financial officer					$ 1,781,000